Summary of Significant Accounting Policies (Details2)	3 Months Ended
Mar. 31, 2013
Corporacion Navios S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Nauticler S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Compania Naviera Horamar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Vessel-Operating Management Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Compania de Tranporte Fluvial International S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Ponte Rio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Thalassa Energy S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Tankers Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Navigation Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Shipping Ltd.Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS South Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Enresur S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	3/19-3/31
Statement of operations, previous year	?
Merco Parana S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	?
Petrovia Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Land-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Mercopar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Petrovia S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Shipping company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navegacion Guarani S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Hidrovia OSR S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Tanker-Owning Company/Oil Spill Response & Salvage Services
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Mercofluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Petrolera San Antonio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	POA Facility-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Stability Oceanways S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Hidronave South American Logistics S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Brazil
Nature	Pushboat-Owning Company
Percentage of Ownership	51.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navarra Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Pelayo Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navios Logistics Finance (US) Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Delaware
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Varena Maritime Services S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31